Concentration of risk	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of risk

Note 10 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of December 31, 2023 and 2022, $4,718 and nil were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). As of December 31, 2023 and 2022, nil and nil are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2023 and 2022, cash balance of $47,941 and $209,561 was maintained at financial institutions in Hong Kong, of which nil and $145,219 was subject to credit risk, respectively.

HK$500,000 (approximately $64,000) of the Company’s short term investment in Hong Kong is protected by the Investor Compensation Fund. As of December 31, 2023 and 2022, nil and approximately $6.7 million of the Company’s investment is subject to credit risk.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon the factors surrounding the credit risk of specific customers.

 Customer concentration risk

For the year ended December 31, 2023, two customers accounted for 64.3% and 35.7% of the Company’s total revenues, respectively. For the year ended December 31, 2022 and 2021, none of customer accounted for more than 10.0% of the Company’s total revenues.

As of December 31, 2023, one customer accounted for 100.0% of the total balance of accounts receivable. As of December 31, 2022, none of customer accounted for more than 10.0% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended December 31, 2023, 2022, and 2021 none of vendor accounted for more than 10.0% of the Company’s total purchases.

As of December 31, 2023 and 2022, none of vendor accounted for more than 10.0% of the total balance of accounts payable.